Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Operating Segments

Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

●	Italy –

As of December 31, 2025, 38 MW solar (51% owned in partnership with Clal) are fully operating. 163 MW solar (51% owned in partnership with Clal) is under construction. The remainder of the portfolio developed by the Company (100% owned) is approximately 262 MW solar, of which 210 MW have reached RTB status as of the date hereof and the rest are expected to receive permits in the future. Out of 210 MW that are RTB, approximately 100 MW (2 projects) won the FER X tender that guarantees a 20-year electricity sale contract at high prices. The Company signed a power purchase agreement (“PPA”) with a leading European entity for the operating projects with an aggregate capacity of 38 MW. The Company intends to continue to execute PPAs for the remainder of the portfolio.

●	Spain – Solar Plants 335 MW as follows:

(i)	approximately 7.9MW aggregate installed capacity of solar power plants in Spain;

(ii)	Ellomay Solar S.L.U, a solar plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, that was connected to the electricity grid at June 24, 2022; and

(iii)	51% of Talasol, with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain.

●	USA – Solar Plants in the Dallas Metropolitan area, Texas:

Construction of the 4 solar plants (49 MW) has been completed, three of them were connected as of July 2025 and the fourth project is currently being connected. Hillsboro solar plants (14 MW) are under construction.

●	Netherlands – Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively.

●	Israel –

(i)	The Company holds indirectly 16.875% in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 850 MW, located south of Ashkelon, Israel; In March 2026, the Company entered into an agreement to sell all its holdings in Dorad, based on Dorad’s valuation of NIS 4.4 billion that was executed. For more information, refer to Note 6A.

(ii)	Pumped storage hydro power plant (Manara) – 83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel. As of December 31, 2025, tunneling works are progressing properly, but no progress can be made on the upper and lower reservoir sites due to the impact of the ongoing war on northern Israel, and

(iii)	a solar plant of approximately 9 MWp installed capacity in Israel, that was sold during 2024 (see Note 23).

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products, and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (“CODM”) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the segments per geographical areas, as the information collected and analyzed by the CODM in connection with the segments is presented based on the physical location of the relevant operations.

The CODM reviews the NIS denominated information on Dorad and the Solar Plant located in Israel (See Note 23) and the information presented in the tables below is translated into euro. The CODM reviews the results of Dorad according to the Company’s share in Dorad. In the reports analyzed by the CODM, the Solar Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12, see the adjusted gross profit calculation.

Performance is measured based on segment adjusted gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2025
	€ in thousands

Revenues	4,998	3,127	1,462	17,364	857	15,019	64,019	-	-	106,846	(64,019)	42,827
Operating expenses	(541)	(537)	(338)	(4,765)	(190)	(12,777)	(48,448)	-	-	(67,596)	48,188	(19,408)
Depreciation and amortization expenses	(1,286)	(921)	(1,010)	(11,383)	(755)	(1,044)	(5,403)	-	-	(21,802)	5,321	(16,481)
Gross profit (loss)	3,171	1,669	114	1,216	(88)	1,198	10,168	-	-	17,448	(10,510)	6,938

Adjusted gross profit (loss)	3,171	1,669	114	1,216	(88)	1,198	10,168	-	-	17,448	(10,510)	6,938
Project development costs												(2,649)
General and administrative expenses												(6,369)
Share of income of equity accounted investee												16,930
Other income, net												3,599
Operating profit												18,449
Financing income												2,876
Financing income in connection with derivatives and warrants, net												(3,917)

Financing expenses, net												(26,317)
Loss before taxes on income												(8,909)

Segment assets as at December 31, 2025	178,687	12,760	18,185	210,494	72,959	32,019	107,260	201,062	-	833,426	10,089	843,515
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2024
	€ in thousands

Revenues	2,293	2,974	1,741	18,365	-	15,094	67,084	-	278	107,829	(67,362)	40,467
Operating expenses	(109)	(519)	(593)	(4,695)	-	(13,887)	(50,065)	-	(142)	(70,010)	50,207	(19,803)
Depreciation and amortization expenses	(89)	(919)	(1,088)	(11,453)	-	(2,316)	(2,489)	-	(48)	(18,402)	2,515	(15,887)
Gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	88	19,417	(14,640)	4,777

Adjusted gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	317	19,646	(14,869)	4,777
Project development costs												(4,101)
General and administrative expenses												(6,063)
Share of income of equity accounted investee												11,062
Other income, net												3,409
Operating profit												9,084
Financing income												2,495
Financing income in connection with derivatives and warrants, net												1,140

Financing expenses, net												(23,286)
Loss before taxes on income												(10,567)

Segment assets as at December 31, 2024	67,546	12,633	19,403	225,452	55,564	32,360	109,579	186,333	-	708,870	(31,613)	677,257

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands
Revenues	-	2,791	4,051	24,971	-	17,021	63,973	-	675	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(14,733)	(47,322)	-	(342)	(70,525)	47,664	(22,861)
Depreciation and amortization expenses	-	(912)	(946)	(11,459)	-	(2,670)	(5,689)	-	(461)	(22,137)	6,125	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	(128)	20,820	(10,859)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	1,223	22,171	(12,210)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of income of equity accounted investee												4,320
Other income, net												-
Operating profit												4,533
Financing income												8,747
Financing income in connection with derivatives and warrants, net												251

Financing expenses, net												(12,555)
Profit before taxes on income												976

Segment assets as at December 31, 2023	43,071	12,807	19,691	231,142	6,612	31,164	97,339	172,096	28,297	642,219	(29,367)	612,852

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Geographical information

The Company is domiciled in Israel and it operates in Israel, Spain, Italy and USA through its subsidiaries that promote, develop and own Solar Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Ellomay Luzon Energy.

The following table lists the revenues from the Company’s operations in Italy, Spain, the Netherlands and the USA:

	For the year ended December 31
	2025	2024	2023
	€ in thousands
Italy	4,998	2,293	-
Spain	21,953	23,080	31,813
Netherlands	15,019	15,094	17,021
USA	857	-	-
Total revenues	42,827	40,467	48,834

The following table lists the non-current assets, net from the Company’s operations in Spain, Israel, USA, Italy and the Netherlands:

	As at December 31
	2025	2024
Non-current assets (*)	€ in thousands
Spain	213,712	222,892
Israel	263,946	229,665
USA	71,923	53,750
Italy	130,421	58,038
Netherlands	24,970	25,051
Total fixed assets, net	704,972	589,396

(*)	Other than financial instruments, deferred tax assets and employee benefit assets.